Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill	$ 1,190,000		$ 1,190,000	$ 0
Amortization expense	$ 21,832	$ 0	$ 43,663	$ 0